Equity Premium Income ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity Premium Income ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	12.56%	9.88%	(3.54%)	21.61%